Filed Pursuant to Rule 497
File No. 333-214232

FS ENERGY TOTAL RETURN FUND

Supplement dated July 7, 2017

to

Prospectus dated June 22, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy Total Return Fund (the “Fund”), dated June 22, 2017 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Types of Investments and Related Risks” beginning on page 30 of the Prospectus before you decide to invest in the Fund’s Shares.

Management of the Fund

On June 30, 2017, Nora Pickens resigned from her positions with FS Investments and its affiliates, including her role as a member of FS Energy Advisor’s investment committee. Following such resignation, FS Energy Advisor’s investment committee is comprised of four members, Michael Kelly, executive vice president of FS Energy Advisor, Zachary Klehr, executive vice president of FS Energy Advisor, Robert Haas, executive director of FS Energy Advisor, and David Weiser, vice president of FS Energy Advisor. All references to Ms. Pickens in the Prospectus are hereby removed.

FS ENERGY TOTAL RETURN FUND

Supplement dated July 7, 2017

to

Statement of Additional Information dated June 22, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Energy Total Return Fund (the “Fund”), dated June 22, 2017 (as may be supplemented or amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.

You should carefully consider the “Types of Investments and Related Risks” beginning on page 30 of the Prospectus before you decide to invest in the Fund’s Shares.

Management of the Fund

On June 30, 2017, Nora Pickens resigned from her positions with FS Investments and its affiliates, including her role as a member of FS Energy Advisor’s investment committee. As such, all references to Ms. Pickens in the “Portfolio Management” section of the SAI are hereby removed.